Other related party transactions	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Legal fees (including costs related to share issuance) incurred with this firm were as follows:

2018	2017	2016
$249,218	$172,199	$62,645

Accounts payable and accrued liabilities includes a total of $5,999 ($120,479 as at December 31, 2017) payable to this law firm.

In addition, accounts payable and accrued liabilities includes $7,461 ($14,210 as at December 31, 2017) related to re-imbursement of expenses owing to Officers of NXT.